(18) Stock Options and Warrants: Schedule of Stock Options Roll Forward (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Details
Options outstanding	427,965
Weighted average exercise price of options outstanding	$ 16.15	$ 16.12
Options granted	6,840
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 19.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ (35,214)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 16.43
Options outstanding	399,591
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 1 month 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1,640,319
Options exercisable	380,730
Weighted average exercise price of exercisable options	$ 16.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 1 month 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 1,446,243